Liabilities Presented At Fair Value (Tables)	6 Months Ended
Jun. 30, 2020
Liabilities Presented At Fair Value [Abstract]
Shedule of warrants to purchase preferred shares
	June 30,		December 31,
	2020	2019	2019
	Unaudited

Risk-free interest rate	0.2%	1.71%	1.7%
Expected volatility	76%	80%	80%
Expected life (in years)	2	3	2.5
Expected dividend yield	0	0	0

Schedle of changes in the fair value of warrants
Fair value of financial derivatives

Balance at January 1, 2020	$5,221

Revaluation of financial derivatives	(670)

Balance at June 30, 2020 (unaudited)	$4,551